Earnings per Share (Tables)	9 Months Ended
Sep. 30, 2016
Earnings per Share
Schedule of computation of basic and diluted earnings per share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(dollars in thousands, except shares and per share amounts)	2016	2015	2016	2015
Numerator:
Net income	$53,235	$54,889	$173,626	$163,569

Denominator:
Basic: weighted-average shares outstanding	139,500,542	139,459,620	139,473,360	139,459,620
Add: weighted-average equity-based awards	3,016	—	1,013	—
Diluted: weighted-average shares outstanding	139,503,558	139,459,620	139,474,373	139,459,620

Basic earnings per share	$0.38	$0.39	$1.24	$1.17
Diluted earnings per share	$0.38	$0.39	$1.24	$1.17